Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 21,319	$ 12,525
Less: Accumulated depreciation	$ (9,809)	(8,968)	(9,005)
Property and equipment, net	$ 13,303	12,351	3,520
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, useful lives (Years)	3 years
Property and equipment, gross		4,670	4,415
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, useful lives (Years)	3 years
Property and equipment, gross		2,703	2,465
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross		193	678
Equipment Acquired Under Capital Leases
Property Plant And Equipment [Line Items]
Property and equipment, gross		6,165	3,181
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 7,588	$ 1,786
Property and equipment, useful lives	Shorter of lease term or economic life
Minimum | Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, useful lives (Years)	3 years
Minimum | Equipment Acquired Under Capital Leases
Property Plant And Equipment [Line Items]
Property and equipment, useful lives (Years)	3 years
Maximum | Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, useful lives (Years)	7 years
Maximum | Equipment Acquired Under Capital Leases
Property Plant And Equipment [Line Items]
Property and equipment, useful lives (Years)	5 years